Related party transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Administrative, legal and technical expenses	$ 0.5	$ 1.4
Due from Associates	0.0	0.0
Due to Associates	0.0	0.1
Donation made	$ 0.2	$ 0.1
Double Zero Capital LP
Disclosure of transactions between related parties [line items]
Ownership percentage held an interest	15.90%	0.00%
OR Royalties, Inc.
Disclosure of transactions between related parties [line items]
Ownership percentage held an interest	13.10%	24.40%